Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Class of Asset

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil%

Schedule of Cumulative Effect of Changes of Consolidated Balance Sheet Comprehensive Income and Cash Flows

2. Summary of Significant Accounting Policies - continued

Recently Adopted Accounting Pronouncements - continued

Revenue Recognition - continued

The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 is as follows:

	Balance as of December 31, 2017	Adjustments due to the adoption of Topic 606	Balance as of January 1, 2018
	RMB	RMB	RMB
Assets:
Contract assets	—	119,040,440	119,040,440
Liabilities:
Income tax payable	268,373,167	3,414,183	271,787,350
Other tax payable	32,262,859	7,546,716	39,809,575
Equity:
Retained earnings	2,467,554,858	108,079,541	2,575,634,399

The impact of adopting Topic 606 on the Company’s consolidated balance sheet as of December 31, 2018 are as follows:

	As reported	Balances without the adoption of Topic 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Assets:
Contract assets	919,033,354	—	919,033,354
Liabilities:
Income tax payable	348,829,956	244,925,634	103,904,322
Other tax payable	166,802,584	108,539,313	58,263,271
Equity
Retained earnings	5,066,950,612	4,310,084,851	756,865,761

2. Summary of Significant Accounting Policies - continued

Recently Adopted Accounting Pronouncements - continued

Revenue Recognition - continued

The impact of adopting Topic 606 on the Company’s statement of comprehensive income for the year ended December 31, 2018 are as follows:

	As reported	Amounts without the adoption of Topic 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Loan facilitation income and others	1,646,772,629	897,496,270	749,276,359
Total revenues	7,692,342,304	6,943,065,945	749,276,359
Net income before income taxes	2,649,046,731	1,899,770,372	749,276,359
Income tax expense	157,730,518	57,240,379	100,490,139
Net income after income taxes	2,491,316,213	1,842,529,993	648,786,220
Basic income per share	7.82	5.78	2.04
Diluted income per share	7.74	5.72	2.02
The following table presents the impact to the consolidated statements of cash flows for the year ended December 31,2017:

	Previously reported	Adjustments due to the adoption of Topic 230	As revised
	RMB	RMB	RMB
Operating activities	3,076,140,032	(278,331,246)	2,797,808,786
Investing activities	(705,567,600)	(3,716,751,132)	(4,422,318,732)
Financing activities	3,753,911,173	6,247,727,966	10,001,639,139
Effect of exchange rate changes	(77,947,461)	—	(77,947,461)
Net change in cash, cash equivalents, and restricted cash	6,046,536,144	2,252,645,588	8,299,181,732